Borrowings - Summary of Repayment of Borrowings Including the Current Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 6,648,293	₩ 6,683,662
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,128,649	4,610,453
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	546,090	587,133
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6,668,349
Gross carrying amount [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6,029,645	₩ 5,987,576
Gross carrying amount [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,790,000
Gross carrying amount [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,239,645
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	638,704
Gross carrying amount [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	486,002
Gross carrying amount [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	152,702
Gross carrying amount [member] | Over 12 months [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,368,876
Gross carrying amount [member] | Over 12 months [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	881,335
Gross carrying amount [member] | Over 12 months [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	490,000
Gross carrying amount [member] | Over 12 months [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	391,335
Gross carrying amount [member] | Over 12 months [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	487,541
Gross carrying amount [member] | Over 12 months [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	436,518
Gross carrying amount [member] | Over 12 months [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	51,023
Gross carrying amount [member] | Between 1-2 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,076,623
Gross carrying amount [member] | Between 1-2 years [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,028,101
Gross carrying amount [member] | Between 1-2 years [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	460,000
Gross carrying amount [member] | Between 1-2 years [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	568,101
Gross carrying amount [member] | Between 1-2 years [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	48,522
Gross carrying amount [member] | Between 1-2 years [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,468
Gross carrying amount [member] | Between 1-2 years [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	47,054
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,311,327
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,222,109
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,060,000
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	162,109
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	89,218
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	45,518
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	43,700
Gross carrying amount [member] | Jan 1, 2022 ~ Dec 31, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	458,683
Gross carrying amount [member] | Jan 1, 2022 ~ Dec 31, 2022 [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	447,240
Gross carrying amount [member] | Jan 1, 2022 ~ Dec 31, 2022 [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	447,240
Gross carrying amount [member] | Jan 1, 2022 ~ Dec 31, 2022 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	11,443
Gross carrying amount [member] | Jan 1, 2022 ~ Dec 31, 2022 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	518
Gross carrying amount [member] | Jan 1, 2022 ~ Dec 31, 2022 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,925
Gross carrying amount [member] | More than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,452,840
Gross carrying amount [member] | More than 5 years [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,450,860
Gross carrying amount [member] | More than 5 years [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,780,000
Gross carrying amount [member] | More than 5 years [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	670,860
Gross carrying amount [member] | More than 5 years [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,980
Gross carrying amount [member] | More than 5 years [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 1,980